Consolidated Statement of Operations - USD ($)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating costs and expenses:
General and administrative	$ 51,450
Loss from operations	(51,450)
Other (expense) income:
Net Loss	$ (51,450)
Net loss per share - basic	$ (51,450.00)
Net loss per share - dilutive	$ (51,450.00)
Weighted average common stock outstanding, basic	1
Weighted average common stock outstanding, Diluted	1
Willow Lane Acquisition Corp [Member]
Operating costs and expenses:
General and administrative		$ 167,031	$ 2,017,653
Loss from operations		(167,031)	(2,017,653)
Other (expense) income:
Interest earned on cash in the bank account			35,703
Interest earned on Investments in Trust Account		283,921	5,420,400
Total other expenses, net		283,921	5,456,103
Net Loss		$ 116,890	$ 3,438,450
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Other (expense) income:
Net loss per share - basic		$ 0.02	$ 0.20
Net loss per share - dilutive		$ 0.02	$ 0.20
Weighted average common stock outstanding, basic		3,424,586	12,650,000
Weighted average common stock outstanding, Diluted		3,424,586	12,650,000
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Other (expense) income:
Net loss per share - basic		$ 0.02	$ 0.20
Net loss per share - dilutive		$ 0.02	$ 0.20
Weighted average common stock outstanding, basic		3,877,057	4,628,674
Weighted average common stock outstanding, Diluted		3,877,057	4,628,674
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue			$ 26,887,000	$ 7,935,000
Operating costs and expenses:
Cost of revenue (excluding depreciation and amortization)			3,891,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)			18,269,000	1,745,000
Depreciation and amortization			10,536,000	2,534,000
Colocation lease cost			5,244,000	1,795,000
Total operating costs and expenses			37,940,000	8,004,000
Loss from operations			(11,053,000)	(69,000)
Other (expense) income:
(Loss) gain on sale of fixed assets			(195,000)	54,000
Interest expense			(2,013,000)	(206,000)
Loss in fair value of digital asset receivable			(70,000)
Loss in change in fair value of liability-classified warrants			(2,992,000)
Other income, net			49,000	9,000
Total other expenses, net			(5,221,000)	(143,000)
Net Loss			(16,274,000)	(212,000)
Net loss attributable to Class A unit holders - basic			(16,274,000)	(212,000.00)
Net loss attributable to Class A unit holders - dilutive			$ (16,274,000)	$ (212,000.00)
Net loss per share - basic			$ (1,914.59)	$ (24.94)
Net loss per share - dilutive			$ (1,914.59)	$ (24.94)
Weighted average common stock outstanding, basic			8,500	8,500
Weighted average common stock outstanding, Diluted			8,500	8,500